Portfolio of Investments – as of October 31, 2023 (Unaudited)
Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks — 31.1% of Net Assets
	Aerospace & Defense — 0.6%
31	AAR Corp.(a)	$1,840
84	Boeing Co.(a)	15,693
7	L3Harris Technologies, Inc.	1,256
6	Lockheed Martin Corp.	2,728
14	Moog, Inc., Class A	1,625
21	RTX Corp.	1,709
		24,851
	Air Freight & Logistics — 0.2%
45	Expeditors International of Washington, Inc.	4,916
4	FedEx Corp.	960
29	GXO Logistics, Inc.(a)	1,465
14	United Parcel Service, Inc., Class B	1,978
		9,319
	Automobile Components — 0.4%
7	Aptiv PLC(a)	610
116	BorgWarner, Inc.	4,280
90	Dana, Inc.	1,033
84	Magna International, Inc.	4,040
79	Mobileye Global, Inc., Class A(a)	2,818
23	Phinia, Inc.	595
12	Visteon Corp.(a)	1,382
		14,758
	Automobiles — 0.6%
272	General Motors Co.	7,671
73	Tesla, Inc.(a)	14,661
12	Thor Industries, Inc.	1,055
		23,387
	Banks — 1.6%
55	Ameris Bancorp	2,051
229	Banc of California, Inc.	2,567
312	Bank of America Corp.	8,218
157	Citigroup, Inc.	6,200
20	Citizens Financial Group, Inc.	469
38	East West Bancorp, Inc.	2,038
4	First Citizens BancShares, Inc., Class A	5,523
96	First Financial Bancorp	1,776
283	FNB Corp.	3,025
161	Fulton Financial Corp.	2,091
56	International Bancshares Corp.	2,454
49	JPMorgan Chase & Co.	6,814
16	PNC Financial Services Group, Inc.	1,832
27	Regions Financial Corp.	392
180	Truist Financial Corp.	5,105
29	U.S. Bancorp	925
50	Webster Financial Corp.	1,898
213	Wells Fargo & Co.	8,471
		61,849
	Beverages — 0.5%
10	Boston Beer Co., Inc., Class A(a)	3,339
35	Coca-Cola Co.	1,977
33	Keurig Dr Pepper, Inc.	1,001
236	Monster Beverage Corp.(a)	12,060
7	PepsiCo, Inc.	1,143
		19,520
	Biotechnology — 0.6%
11	AbbVie, Inc.	1,553
42	Alnylam Pharmaceuticals, Inc.(a)	6,375
2	Biogen, Inc.(a)	475
48	CRISPR Therapeutics AG(a)	1,869
Shares	Description	Value (†)
	Biotechnology — continued
42	Cytokinetics, Inc.(a)	$1,464
15	Gilead Sciences, Inc.	1,178
26	Halozyme Therapeutics, Inc.(a)	881
13	Incyte Corp.(a)	701
17	Neurocrine Biosciences, Inc.(a)	1,886
10	Regeneron Pharmaceuticals, Inc.(a)	7,799
5	United Therapeutics Corp.(a)	1,114
1	Vertex Pharmaceuticals, Inc.(a)	362
		25,657
	Broadline Retail — 1.2%
37	Alibaba Group Holding Ltd., ADR(a)	3,054
306	Amazon.com, Inc.(a)	40,726
106	eBay, Inc.	4,158
		47,938
	Building Products — 0.5%
17	Builders FirstSource, Inc.(a)	1,845
11	Carlisle Cos., Inc.	2,795
18	Carrier Global Corp.	858
70	Fortune Brands Innovations, Inc.	3,906
6	Lennox International, Inc.	2,223
97	Masco Corp.	5,053
22	Owens Corning	2,494
17	Trex Co., Inc.(a)	955
		20,129
	Capital Markets — 1.9%
150	Bank of New York Mellon Corp.	6,375
7	BlackRock, Inc.	4,286
7	Cboe Global Markets, Inc.	1,147
149	Charles Schwab Corp.	7,754
10	CME Group, Inc.	2,135
11	FactSet Research Systems, Inc.	4,751
21	Goldman Sachs Group, Inc.	6,376
100	Intercontinental Exchange, Inc.	10,744
44	Janus Henderson Group PLC	1,015
150	KKR & Co., Inc.	8,310
9	Moody's Corp.	2,772
16	Morgan Stanley	1,133
9	MSCI, Inc.	4,244
5	Northern Trust Corp.	330
7	S&P Global, Inc.	2,445
72	SEI Investments Co.	3,864
96	State Street Corp.	6,204
5	T. Rowe Price Group, Inc.	452
8	Virtus Investment Partners, Inc.	1,474
		75,811
	Chemicals — 0.5%
2	Air Products & Chemicals, Inc.	565
30	Celanese Corp.	3,435
74	Corteva, Inc.	3,562
8	DuPont de Nemours, Inc.	583
5	Ecolab, Inc.	839
24	HB Fuller Co.	1,588
17	Innospec, Inc.	1,666
10	Linde PLC	3,821
20	Minerals Technologies, Inc.	1,081
3	Sherwin-Williams Co.	715
11	Stepan Co.	823
		18,678
	Commercial Services & Supplies — 0.1%
12	MSA Safety, Inc.	1,894

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
30	Vestis Corp.(a)	$459
5	Waste Management, Inc.	822
		3,175
	Communications Equipment — 0.2%
29	Ciena Corp.(a)	1,224
66	Cisco Systems, Inc.	3,441
10	F5, Inc.(a)	1,516
3	Motorola Solutions, Inc.	835
		7,016
	Construction & Engineering — 0.1%
46	AECOM	3,521
	Construction Materials — 0.1%
4	Martin Marietta Materials, Inc.	1,636
10	Vulcan Materials Co.	1,965
		3,601
	Consumer Finance — 0.6%
258	Ally Financial, Inc.	6,241
54	American Express Co.	7,886
97	Capital One Financial Corp.	9,825
18	Synchrony Financial	505
		24,457
	Consumer Staples Distribution & Retail — 0.6%
24	BJ's Wholesale Club Holdings, Inc.(a)	1,635
6	Casey's General Stores, Inc.	1,631
5	Costco Wholesale Corp.	2,762
242	Kroger Co.	10,980
41	Sprouts Farmers Market, Inc.(a)	1,723
6	Target Corp.	665
23	Walmart, Inc.	3,758
		23,154
	Containers & Packaging — 0.1%
7	Ball Corp.	337
26	Crown Holdings, Inc.	2,096
40	Sonoco Products Co.	2,072
		4,505
	Distributors — 0.0%
6	Genuine Parts Co.	773
	Diversified Consumer Services — 0.1%
15	Grand Canyon Education, Inc.(a)	1,775
30	Service Corp. International	1,633
		3,408
	Diversified REITs — 0.1%
99	American Assets Trust, Inc.	1,757
3	Digital Realty Trust, Inc.	373
		2,130
	Diversified Telecommunication Services — 0.2%
149	AT&T, Inc.	2,295
22	Iridium Communications, Inc.	815
102	Verizon Communications, Inc.	3,583
		6,693
	Electric Utilities — 0.2%
31	American Electric Power Co., Inc.	2,342
39	Eversource Energy	2,098
21	Exelon Corp.	818
26	FirstEnergy Corp.	925
16	IDACORP, Inc.	1,515
		7,698
	Electrical Equipment — 0.3%
15	Eaton Corp. PLC	3,119
Shares	Description	Value (†)
	Electrical Equipment — continued
23	Emerson Electric Co.	$2,046
10	Hubbell, Inc.	2,701
39	nVent Electric PLC	1,877
13	Regal Rexnord Corp.	1,539
3	Rockwell Automation, Inc.	789
		12,071
	Electronic Equipment, Instruments & Components — 0.4%
18	Advanced Energy Industries, Inc.	1,571
11	Amphenol Corp., Class A	886
41	Avnet, Inc.	1,899
31	Cognex Corp.	1,116
11	Corning, Inc.	294
28	Jabil, Inc.	3,438
120	Knowles Corp.(a)	1,559
7	Littelfuse, Inc.	1,517
34	TE Connectivity Ltd.	4,007
2	Teledyne Technologies, Inc.(a)	749
2	Zebra Technologies Corp., Class A(a)	419
		17,455
	Energy Equipment & Services — 0.1%
54	ChampionX Corp.	1,663
118	NOV, Inc.	2,355
16	Schlumberger NV	891
		4,909
	Entertainment — 0.9%
9	Electronic Arts, Inc.	1,114
32	Netflix, Inc.(a)	13,174
8	Take-Two Interactive Software, Inc.(a)	1,070
172	Walt Disney Co.(a)	14,034
498	Warner Bros Discovery, Inc.(a)	4,950
		34,342
	Financial Services — 1.1%
55	Block, Inc.(a)	2,214
64	Fiserv, Inc.(a)	7,280
42	Global Payments, Inc.	4,461
4	Jack Henry & Associates, Inc.	564
5	Mastercard, Inc., Class A	1,882
159	MGIC Investment Corp.	2,677
71	PayPal Holdings, Inc.(a)	3,678
69	Visa, Inc., Class A	16,222
43	Voya Financial, Inc.	2,871
8	WEX, Inc.(a)	1,332
		43,181
	Food Products — 0.4%
23	Campbell Soup Co.	929
37	Conagra Brands, Inc.	1,012
21	Darling Ingredients, Inc.(a)	930
19	General Mills, Inc.	1,240
5	Hershey Co.	937
38	Hormel Foods Corp.	1,237
16	Ingredion, Inc.	1,497
7	J.M. Smucker Co.	797
23	Kellanova	1,161
25	Kraft Heinz Co.	787
15	McCormick & Co., Inc.	958
42	Mondelez International, Inc., Class A	2,781
5	WK Kellogg Co.(a)	50
		14,316
	Gas Utilities — 0.1%
13	Atmos Energy Corp.	1,399

Shares	Description	Value (†)
	Gas Utilities — continued
43	New Jersey Resources Corp.	$1,745
17	ONE Gas, Inc.	1,027
		4,171
	Ground Transportation — 0.2%
51	CSX Corp.	1,522
5	J.B. Hunt Transport Services, Inc.	859
9	Norfolk Southern Corp.	1,717
12	Ryder System, Inc.	1,171
5	Saia, Inc.(a)	1,793
5	Union Pacific Corp.	1,038
21	XPO, Inc.(a)	1,592
		9,692
	Health Care Equipment & Supplies — 0.5%
19	Abbott Laboratories	1,796
2	Align Technology, Inc.(a)	369
89	Baxter International, Inc.	2,886
6	Becton Dickinson & Co.	1,517
2	Cooper Cos., Inc.	624
10	Edwards Lifesciences Corp.(a)	637
4	GE HealthCare Technologies, Inc.	266
16	Globus Medical, Inc., Class A(a)	731
12	Haemonetics Corp.(a)	1,023
18	Intuitive Surgical, Inc.(a)	4,720
20	LeMaitre Vascular, Inc.	972
31	Medtronic PLC	2,187
6	Penumbra, Inc.(a)	1,147
6	Shockwave Medical, Inc.(a)	1,238
3	Stryker Corp.	811
		20,924
	Health Care Providers & Services — 0.7%
25	Acadia Healthcare Co., Inc.(a)	1,838
11	Cardinal Health, Inc.	1,001
54	Centene Corp.(a)	3,725
4	Chemed Corp.	2,251
7	Cigna Group	2,164
75	CVS Health Corp.	5,176
2	Elevance Health, Inc.	900
15	Encompass Health Corp.	938
15	HCA Healthcare, Inc.	3,392
14	Henry Schein, Inc.(a)	910
1	Humana, Inc.	524
3	Laboratory Corp. of America Holdings	599
2	McKesson Corp.	911
41	Select Medical Holdings Corp.	932
23	Tenet Healthcare Corp.(a)	1,235
6	UnitedHealth Group, Inc.	3,213
		29,709
	Health Care REITs — 0.0%
114	Physicians Realty Trust	1,238
	Health Care Technology — 0.2%
177	Doximity, Inc., Class A(a)	3,616
26	Veeva Systems, Inc., Class A(a)	5,011
		8,627
	Hotel & Resort REITs — 0.0%
30	Host Hotels & Resorts, Inc.	464
	Hotels, Restaurants & Leisure — 0.8%
61	Aramark	1,643
2	Booking Holdings, Inc.(a)	5,579
20	Hilton Worldwide Holdings, Inc.	3,030
18	Marriott Vacations Worldwide Corp.	1,617
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
11	McDonald's Corp.	$2,884
24	Norwegian Cruise Line Holdings Ltd.(a)	326
82	Starbucks Corp.	7,564
39	Travel & Leisure Co.	1,327
6	Wingstop, Inc.	1,097
78	Yum China Holdings, Inc.	4,100
31	Yum! Brands, Inc.	3,747
		32,914
	Household Durables — 0.2%
8	DR Horton, Inc.	835
39	KB Home	1,724
17	Meritage Homes Corp.	1,938
20	PulteGroup, Inc.	1,472
49	Taylor Morrison Home Corp.(a)	1,878
		7,847
	Household Products — 0.3%
19	Church & Dwight Co., Inc.	1,728
9	Colgate-Palmolive Co.	676
58	Energizer Holdings, Inc.	1,832
39	Procter & Gamble Co.	5,851
		10,087
	Independent Power & Renewable Electricity Producers — 0.0%
44	AES Corp.	656
	Industrial Conglomerates — 0.2%
6	3M Co.	546
32	General Electric Co.	3,476
17	Honeywell International, Inc.	3,115
		7,137
	Industrial REITs — 0.1%
12	Prologis, Inc.	1,209
53	Rexford Industrial Realty, Inc.	2,292
		3,501
	Insurance — 1.0%
5	Allstate Corp.	641
132	American International Group, Inc.	8,093
16	Arch Capital Group Ltd.(a)	1,387
10	Arthur J Gallagher & Co.	2,355
6	Assurant, Inc.	893
9	Chubb Ltd.	1,932
28	First American Financial Corp.	1,440
17	Hanover Insurance Group, Inc.	1,992
20	Hartford Financial Services Group, Inc.	1,469
7	Marsh & McLennan Cos., Inc.	1,327
13	Prudential Financial, Inc.	1,189
36	Reinsurance Group of America, Inc.	5,381
26	Selective Insurance Group, Inc.	2,707
13	Travelers Cos., Inc.	2,177
37	Willis Towers Watson PLC	8,728
		41,711
	Interactive Media & Services — 1.7%
128	Alphabet, Inc., Class A(a)	15,882
171	Alphabet, Inc., Class C(a)	21,426
88	Meta Platforms, Inc., Class A(a)	26,512
58	Pinterest, Inc., Class A(a)	1,733
49	Yelp, Inc.(a)	2,067
60	ZoomInfo Technologies, Inc.(a)	778
		68,398
	IT Services — 0.3%
9	Accenture PLC, Class A	2,674

Shares	Description	Value (†)
	IT Services — continued
28	Cognizant Technology Solutions Corp., Class A	$1,805
18	International Business Machines Corp.	2,604
76	Shopify, Inc., Class A(a)	3,586
3	VeriSign, Inc.(a)	599
		11,268
	Leisure Products — 0.1%
83	Mattel, Inc.(a)	1,584
24	YETI Holdings, Inc.(a)	1,020
		2,604
	Life Sciences Tools & Services — 0.4%
6	Agilent Technologies, Inc.	620
13	Danaher Corp.	2,496
33	Illumina, Inc.(a)	3,611
37	IQVIA Holdings, Inc.(a)	6,691
10	Repligen Corp.(a)	1,346
3	Thermo Fisher Scientific, Inc.	1,334
1	West Pharmaceutical Services, Inc.	318
		16,416
	Machinery — 0.6%
13	AGCO Corp.	1,491
4	Caterpillar, Inc.	904
7	Chart Industries, Inc.(a)	814
1	Cummins, Inc.	216
6	Deere & Co.	2,192
10	Dover Corp.	1,299
18	Fortive Corp.	1,175
42	Graco, Inc.	3,123
3	Illinois Tool Works, Inc.	672
28	ITT, Inc.	2,614
18	Oshkosh Corp.	1,579
8	Parker-Hannifin Corp.	2,951
19	SPX Technologies, Inc.(a)	1,522
27	Terex Corp.	1,237
25	Toro Co.	2,021
		23,810
	Media — 0.6%
19	Charter Communications, Inc., Class A(a)	7,653
176	Comcast Corp., Class A	7,267
53	Interpublic Group of Cos., Inc.	1,505
40	Liberty Broadband Corp., Class C(a)	3,333
30	New York Times Co., Class A	1,209
25	Omnicom Group, Inc.	1,873
34	Paramount Global, Class B	370
		23,210
	Metals & Mining — 0.2%
78	Alcoa Corp.	2,000
86	Cleveland-Cliffs, Inc.(a)	1,443
28	Commercial Metals Co.	1,184
9	Newmont Corp.	337
9	Reliance Steel & Aluminum Co.	2,290
		7,254
	Mortgage Real Estate Investment Trusts (REITs) — 0.0%
130	Invesco Mortgage Capital, Inc.	888
79	KKR Real Estate Finance Trust, Inc.	825
		1,713
	Multi-Utilities — 0.1%
19	Consolidated Edison, Inc.	1,668
7	DTE Energy Co.	675
6	WEC Energy Group, Inc.	488
		2,831
Shares	Description	Value (†)
	Office REITs — 0.2%
203	Brandywine Realty Trust	$759
104	COPT Defense Properties	2,371
69	Douglas Emmett, Inc.	774
92	Easterly Government Properties, Inc.	990
107	Highwoods Properties, Inc.	1,914
73	Kilroy Realty Corp.	2,086
		8,894
	Oil, Gas & Consumable Fuels — 1.3%
131	Antero Midstream Corp.	1,616
34	Antero Resources Corp.(a)	1,001
154	APA Corp.	6,117
12	Chevron Corp.	1,749
62	CNX Resources Corp.(a)	1,347
89	ConocoPhillips	10,573
69	EOG Resources, Inc.	8,711
29	Exxon Mobil Corp.	3,070
6	Hess Corp.	866
26	HF Sinclair Corp.	1,440
110	Kinder Morgan, Inc.	1,782
19	ONEOK, Inc.	1,239
45	Ovintiv, Inc.	2,160
56	Phillips 66	6,388
48	Range Resources Corp.	1,720
183	Southwestern Energy Co.(a)	1,305
6	Valero Energy Corp.	762
38	Williams Cos., Inc.	1,307
		53,153
	Passenger Airlines — 0.1%
39	Alaska Air Group, Inc.(a)	1,234
46	Delta Air Lines, Inc.	1,437
		2,671
	Personal Care Products — 0.0%
3	Estee Lauder Cos., Inc., Class A	387
	Pharmaceuticals — 0.7%
24	Bristol-Myers Squibb Co.	1,237
5	Eli Lilly & Co.	2,770
13	Jazz Pharmaceuticals PLC(a)	1,651
34	Johnson & Johnson	5,044
25	Merck & Co., Inc.	2,567
29	Novartis AG, ADR	2,714
60	Novo Nordisk AS, ADR	5,794
26	Perrigo Co. PLC	719
47	Pfizer, Inc.	1,436
89	Roche Holding AG, ADR	2,877
5	Sandoz Group AG, ADR(a)	129
13	Zoetis, Inc.	2,041
		28,979
	Professional Services — 0.2%
4	Automatic Data Processing, Inc.	873
7	Ceridian HCM Holding, Inc.(a)	448
18	Equifax, Inc.	3,052
16	Exponent, Inc.	1,173
22	Korn Ferry	1,001
10	Leidos Holdings, Inc.	991
5	Paychex, Inc.	555
9	Paylocity Holding Corp.(a)	1,615
		9,708

Shares	Description	Value (†)
	Real Estate Management & Development — 0.2%
101	CBRE Group, Inc., Class A(a)	$7,003
12	Jones Lang LaSalle, Inc.(a)	1,535
		8,538
	Residential REITs — 0.0%
7	AvalonBay Communities, Inc.	1,160
11	Camden Property Trust	934
		2,094
	Retail REITs — 0.2%
171	Brixmor Property Group, Inc.	3,555
56	NNN REIT, Inc.	2,035
6	Simon Property Group, Inc.	659
		6,249
	Semiconductors & Semiconductor Equipment — 1.5%
22	Advanced Micro Devices, Inc.(a)	2,167
14	Analog Devices, Inc.	2,203
75	ARM Holdings PLC, ADR(a)	3,697
5	Broadcom, Inc.	4,207
3	First Solar, Inc.(a)	427
86	Intel Corp.	3,139
26	Lattice Semiconductor Corp.(a)	1,446
15	Micron Technology, Inc.	1,003
67	NVIDIA Corp.	27,322
10	Qorvo, Inc.(a)	874
51	QUALCOMM, Inc.	5,558
9	Silicon Laboratories, Inc.(a)	830
15	Synaptics, Inc.(a)	1,255
16	Texas Instruments, Inc.	2,272
10	Universal Display Corp.	1,392
		57,792
	Software — 2.8%
8	Adobe, Inc.(a)	4,256
6	ANSYS, Inc.(a)	1,670
48	Autodesk, Inc.(a)	9,486
5	Cadence Design Systems, Inc.(a)	1,199
33	Dynatrace, Inc.(a)	1,475
5	Intuit, Inc.	2,475
14	Manhattan Associates, Inc.(a)	2,730
109	Microsoft Corp.	36,854
159	Oracle Corp.	16,441
3	Palo Alto Networks, Inc.(a)	729
13	Qualys, Inc.(a)	1,988
6	Roper Technologies, Inc.	2,931
80	Salesforce, Inc.(a)	16,066
3	ServiceNow, Inc.(a)	1,746
11	SPS Commerce, Inc.(a)	1,764
2	Synopsys, Inc.(a)	939
2	Tyler Technologies, Inc.(a)	746
29	Workday, Inc., Class A(a)	6,140
		109,635
	Specialized REITs — 0.1%
3	American Tower Corp.	534
6	Crown Castle, Inc.	558
1	Equinix, Inc.	730
32	VICI Properties, Inc.	893
18	Weyerhaeuser Co.	516
		3,231
	Specialty Retail — 0.4%
6	Asbury Automotive Group, Inc.(a)	1,148
11	Boot Barn Holdings, Inc.(a)	765
11	Dick's Sporting Goods, Inc.	1,176
Shares	Description	Value (†)
	Specialty Retail — continued
10	Five Below, Inc.(a)	$1,740
10	Home Depot, Inc.	2,847
6	Lithia Motors, Inc.	1,453
11	Ross Stores, Inc.	1,276
24	TJX Cos., Inc.	2,114
13	Williams-Sonoma, Inc.	1,953
		14,472
	Technology Hardware, Storage & Peripherals — 0.4%
85	Apple, Inc.	14,515
39	Hewlett Packard Enterprise Co.	600
22	HP, Inc.	579
		15,694
	Textiles, Apparel & Luxury Goods — 0.3%
10	Crocs, Inc.(a)	893
5	Deckers Outdoor Corp.(a)	2,985
26	NIKE, Inc., Class B	2,672
15	PVH Corp.	1,115
293	Under Armour, Inc., Class A(a)	2,007
145	Under Armour, Inc., Class C(a)	933
		10,605
	Trading Companies & Distributors — 0.1%
11	GATX Corp.	1,151
7	Watsco, Inc.	2,442
		3,593
	Water Utilities — 0.1%
19	American States Water Co.	1,483
4	American Water Works Co., Inc.	471
36	Essential Utilities, Inc.	1,204
		3,158
	Total Common Stocks (Identified Cost $1,270,844)	1,233,337

Principal Amount
Bonds and Notes — 20.1%
	Apartment REITs — 0.1%
$5,000	Essex Portfolio LP, 3.000%, 1/15/2030	4,081
	Automotive — 0.4%
7,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	6,576
3,000	Lear Corp., 4.250%, 5/15/2029	2,682
6,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	4,865
		14,123
	Banking — 2.9%
8,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	7,229
4,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	3,975
4,000	Bank of Nova Scotia, 3.400%, 2/11/2024	3,969
9,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	7,971
7,000	Citigroup, Inc., 4.600%, 3/09/2026	6,709
11,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	10,603
7,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	6,925
9,000	KeyCorp, MTN, 2.550%, 10/01/2029	6,724
5,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	4,487
5,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	4,389

Principal Amount	Description	Value (†)
	Banking — continued
$4,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	$3,642
8,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	7,353
10,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	9,624
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,906
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	3,920
6,000	State Street Corp., 2.400%, 1/24/2030	4,887
6,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	4,515
8,000	Truist Bank, 3.200%, 4/01/2024	7,905
8,000	Westpac Banking Corp., 2.350%, 2/19/2025	7,673
		116,406
	Brokerage — 0.3%
8,000	BlackRock, Inc., 2.400%, 4/30/2030	6,564
8,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	4,648
		11,212
	Building Materials — 0.3%
6,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	4,973
8,000	Owens Corning, 3.950%, 8/15/2029	7,093
		12,066
	Chemicals — 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,610
	Consumer Products — 0.2%
7,000	Procter & Gamble Co., 3.000%, 3/25/2030	6,092
	Diversified Manufacturing — 0.3%
9,000	Eaton Corp., 4.150%, 3/15/2033	7,918
5,000	Emerson Electric Co., 2.000%, 12/21/2028	4,237
		12,155
	Electric — 1.1%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,289
7,000	Duke Energy Corp., 3.750%, 4/15/2024	6,931
11,000	Entergy Corp., 0.900%, 9/15/2025	10,011
5,000	Exelon Corp., 4.050%, 4/15/2030	4,417
8,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	6,234
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,597
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,774
7,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	6,638
		43,891
	Environmental — 0.1%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,412
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,307
		5,719
	Finance Companies — 0.2%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	3,751
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,272
		8,023
	Food & Beverage — 0.6%
9,000	Coca-Cola Co., 1.450%, 6/01/2027	7,909
7,000	General Mills, Inc., 4.000%, 4/17/2025	6,812
3,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,470
8,000	PepsiCo, Inc., 2.750%, 3/19/2030	6,814
		24,005
	Government Owned - No Guarantee — 0.5%
6,000	Equinor ASA, 3.625%, 4/06/2040	4,445
13,000	Federal National Mortgage Association, 6.625%, 11/15/2030	14,097
		18,542
Principal Amount	Description	Value (†)
	Health Care REITs — 0.1%
$5,000	Welltower OP LLC, 2.800%, 6/01/2031	$3,915
	Health Insurance — 0.3%
7,000	Elevance Health, Inc., 4.101%, 3/01/2028	6,539
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	6,884
		13,423
	Healthcare — 0.5%
4,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	3,758
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,874
4,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	3,855
5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	4,633
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,106
		18,226
	Integrated Energy — 0.3%
8,000	Exxon Mobil Corp., 2.992%, 3/19/2025	7,738
5,000	Shell International Finance BV, 6.375%, 12/15/2038	5,111
		12,849
	Life Insurance — 0.2%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	1,944
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	5,967
		7,911
	Media Entertainment — 0.1%
4,000	Netflix, Inc., 3.625%, 6/15/2025(b)	3,856
	Metals & Mining — 0.1%
5,000	Nucor Corp., 3.125%, 4/01/2032	4,039
	Mortgage Related — 5.4%
4,593	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	3,374
32,032	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	24,610
22,024	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(c)	17,650
16,834	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	14,026
930	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	805
39,173	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(c)	28,914
28,936	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2051(c)	22,357
35,345	Federal National Mortgage Association, 3.000%, with various maturities from 2035 to 2052(c)	28,634
19,947	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	16,746
20,318	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2053(c)	17,575
1,251	Federal National Mortgage Association, 4.500%, with various maturities in 2049(c)	1,137
9,178	Government National Mortgage Association, 3.000%, 6/20/2052	7,569
4,972	Government National Mortgage Association, 4.000%, 8/20/2053	4,372
4,966	Government National Mortgage Association, 5.000%, 7/20/2053	4,623
20,597	Government National Mortgage Association, 5.500%, 4/20/2053	19,707
		212,099
	Natural Gas — 0.2%
9,000	NiSource, Inc., 0.950%, 8/15/2025	8,223
	Office REITs — 0.3%
8,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	7,613
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,421
		12,034

Principal Amount	Description	Value (†)
	Oil Field Services — 0.1%
$5,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	$4,555
	Other REITs — 0.1%
5,000	Prologis LP, 1.250%, 10/15/2030	3,657
	Pharmaceuticals — 0.4%
7,000	AbbVie, Inc., 3.600%, 5/14/2025	6,772
3,000	Biogen, Inc., 2.250%, 5/01/2030	2,356
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,486
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,306
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,245
		17,165
	Property & Casualty Insurance — 0.1%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,646
5,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	3,933
		5,579
	Railroads — 0.2%
9,000	CSX Corp., 2.600%, 11/01/2026	8,243
	Restaurants — 0.2%
9,000	Starbucks Corp., 2.250%, 3/12/2030	7,262
	Retail REITs — 0.1%
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,700
3,000	Spirit Realty LP, 2.700%, 2/15/2032	2,222
		4,922
	Retailers — 0.4%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,457
9,000	TJX Cos., Inc., 1.150%, 5/15/2028	7,446
7,000	Walmart, Inc., 4.100%, 4/15/2033	6,266
		16,169
	Technology — 1.1%
11,000	Apple, Inc., 2.500%, 2/09/2025	10,619
4,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	3,333
5,000	Intel Corp., 2.450%, 11/15/2029	4,197
9,000	International Business Machines Corp., 4.000%, 6/20/2042	6,704
5,000	NVIDIA Corp., 2.850%, 4/01/2030	4,273
7,000	Oracle Corp., 2.950%, 5/15/2025	6,700
9,000	QUALCOMM, Inc., 1.650%, 5/20/2032	6,565
		42,391
	Treasuries — 2.4%
17,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	7,479
9,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	5,902
11,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	6,972
17,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	11,560
23,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	16,257
8,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	5,522
18,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	12,390
33,000	U.S. Treasury Notes, 0.375%, 11/30/2025	29,982
		96,064
	Utility Other — 0.2%
9,000	Essential Utilities, Inc., 4.276%, 5/01/2049	6,302
Principal Amount	Description	Value (†)
	Wireless — 0.3%
$11,000	Vodafone Group PLC, 6.150%, 2/27/2037	$10,443
	Wirelines — 0.0%
3,000	AT&T, Inc., 3.650%, 6/01/2051	1,846
	Total Bonds and Notes (Identified Cost $935,388)	799,098

Shares
Exchange-Traded Funds — 4.2%
2,460	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $173,364)	164,648

Mutual Funds — 5.5%
4,937	WCM Focused Emerging Markets Fund, Institutional Class	58,995
8,105	WCM Focused International Growth Fund, Institutional Class	160,151
	Total Mutual Funds (Identified Cost $260,771)	219,146

Affiliated Mutual Funds — 37.6%
54,435	Loomis Sayles Inflation Protected Securities Fund, Class N	499,171
39,824	Loomis Sayles Limited Term Government and Agency Fund, Class N	420,539
50,510	Mirova Global Green Bond Fund, Class N	411,149
15,846	Mirova International Sustainable Equity Fund, Class N	161,474
	Total Affiliated Mutual Funds (Identified Cost $1,694,834)	1,492,333

Principal Amount
Short-Term Investments — 2.9%
$115,893	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2023 at 2.500% to be repurchased at $115,901 on 11/01/2023 collateralized by $118,700 U.S. Treasury Note, 5.000% due 10/31/2025 valued at $118,603 including accrued interest(d) (Identified Cost $115,893)	115,893
	Total Investments — 101.4% (Identified Cost $4,451,094)	4,024,455
	Other assets less liabilities — (1.4)%	(57,454)
	Net Assets — 100.0%	$3,967,001

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the value of Rule 144A holdings amounted to $11,676 or 0.3% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2023, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$488,752	$108,840	$63,306	$(11,506)	$(23,609)	$499,171	54,435	$16,035
Loomis Sayles Limited Term Government and Agency Fund, Class N	417,500	67,683	56,356	(1,990)	(6,298)	420,539	39,824	11,982

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2023	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$411,402	$60,365	$53,981	$(9,152)	$2,515	$411,149	50,510	$—
Mirova International Sustainable Equity Fund, Class N	180,108	33,845	31,591	(1,615)	(19,273)	161,474	15,846	257
	$1,497,762	$270,733	$205,234	$(24,263)	$(46,665)	$1,492,333	160,615	$28,274

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,233,337	$—	$—	$1,233,337
Bonds and Notes(a)	—	799,098	—	799,098
Exchange-Traded Funds	164,648	—	—	164,648
Mutual Funds	219,146	—	—	219,146
Affiliated Mutual Funds	1,492,333	—	—	1,492,333
Short-Term Investments	—	115,893	—	115,893
Total Investments	$3,109,464	$914,991	$—	$4,024,455

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2023 (Unaudited)
Fixed Income	53.6%
Equity	44.9
Short-Term Investments	2.9
Total Investments	101.4
Other assets less liabilities	(1.4)
Net Assets	100.0%